FINANCIAL RISK MANAGEMENT - Capital Risk Management (Details) - USD ($) $ in Millions	Dec. 31, 2022		Dec. 31, 2021		Dec. 31, 2020	Dec. 31, 2019
Financial Risk Management [Abstract]
Corporate borrowings	$ 2,100		$ 1,619
Non-recourse borrowings in subsidiaries of the partnership	44,593		27,457
Cash and cash equivalents	(2,870)	[1],[2]	(2,588)	[2]	$ (2,743)	$ (1,986)
Net debt	43,823		26,488
Total equity	18,429	[1]	13,000		$ 11,337	$ 11,053
Total capital	$ 62,252		$ 39,488
Net debt to capital ratio	70.00%		67.00%

[1]	As adjusted to reflect the adoption of IFRS 17, Insurance Contracts (“IFRS 17”). See Note 2(x) for further details.
[2]	As adjusted to reflect the adoption of IFRS 17. See Note 2(x) for further details.